INTANGIBLE ASSETS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated amortization [Member]
Statement [Line Items]
Intangible assets	$ 2,222,661	$ 2,222,661	$ 2,222,661
Gross [Member]
Statement [Line Items]
Intangible assets	$ 2,222,661	$ 2,222,661	$ 2,222,661